UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Aspiriant, LLC
Address: 101 Second Street, Suite 1400
         San Francisco, CA  94105

13F File Number:  028-13064

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael H. Kossman
Title:     Chief Financial Officer
Phone:     415.371.7800

Signature, Place, and Date of Signing:

     Michael H. Kossman     San Francisco, CA     February 08, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $271,772 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      261     3160 SH       SOLE                     3160        0        0
APPLE INC                      COM              037833100      259     1228 SH       SOLE                     1228        0        0
BANK OF AMERICA CORPORATION    COM              060505104      151    10000 SH       SOLE                    10000        0        0
BARCLAYS BK PLC                IPSPGS TTL ETN   06738C794     1451    45925 SH       SOLE                    45925        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    28960     8813 SH       SOLE                     8813        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     2877       29 SH       SOLE                       29        0        0
BOEING CO                      COM              097023105      542    10009 SH       SOLE                    10009        0        0
EXXON MOBIL CORP               COM              30231G102      412     6041 SH       SOLE                     6041        0        0
GENERAL ELECTRIC CO            COM              369604103      271    17914 SH       SOLE                    17914        0        0
GOLDMAN SACHS GROUP INC        SP ENHCMD37ETN   38144L852    67258  1519961 SH       SOLE                  1519961        0        0
ISHARES TR                     MSCI ACWI INDX   464288257      239     5642 SH       SOLE                     5642        0        0
ISHARES TR                     MSCI VAL IDX     464288877     1739    34545 SH       SOLE                    34545        0        0
ISHARES TR                     RSSL MCRCP IDX   464288869     8514   218130 SH       SOLE                   218130        0        0
ISHARES TR INDEX               RUSSELL1000VAL   464287598     2143    37334 SH       SOLE                    37334        0        0
ISHARES TR INDEX               MSCI EAFE IDX    464287465     1407    25450 SH       SOLE                    25450        0        0
ISHARES TR INDEX               RUSSELL 2000     464287655     1699    27203 SH       SOLE                    27203        0        0
ISHARES TR INDEX               RUSL 2000 VALU   464287630     2526    43515 SH       SOLE                    43515        0        0
ISHARES TR INDEX               S&P 500 INDEX    464287200     4138    37013 SH       SOLE                    37013        0        0
ISHARES TR INDEX               RUSSELL 1000     464287622     7225   117843 SH       SOLE                   117843        0        0
KAYNE ANDERSON MLP INVSMNT C   COM              486606106     5845   233414 SH       SOLE                   233414        0        0
MIDCAP SPDR TR                 UNIT SER 1       595635103      221     1680 SH       SOLE                     1680        0        0
RACKSPACE HOSTING INC          COM              750086100      213    10196 SH       SOLE                    10196        0        0
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863     1946    55770 SH       SOLE                    55770        0        0
SPDR INDEX SHS FDS             EMERG MKTS ETF   78463X509      951    14817 SH       SOLE                    14817        0        0
SPDR INDEX SHS FDS             S&P INTL SMLCP   78463X871     5839   230514 SH       SOLE                   230514        0        0
SPDR TR                        UNIT SER 1       78462F103    60404   542031 SH       SOLE                   542031        0        0
VANGUARD INDEX FDS             REIT ETF         922908553     1334    29809 SH       SOLE                    29809        0        0
VANGUARD INDEX FDS             SM CP VAL ETF    922908611      415     7625 SH       SOLE                     7625        0        0
VANGUARD INDEX FDS             VALUE ETF        922908744      286     5987 SH       SOLE                     5987        0        0
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858    15187   370403 SH       SOLE                   370403        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775    46839  1074049 SH       SOLE                  1074049        0        0
WELLS FARGO & CO NEW           COM              949746101      220     8141 SH       SOLE                     8141        0        0